SUPPLEMENT Dated November 6, 2006
To The Prospectus Dated April 28, 2006
For Your ING Income Annuity

Issued By ING Life Insurance and Annuity Company
Through Variable Annuity Account B of ING Life Insurance and Annuity Company

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at
1-800-366-0066.

This investment portfolio change, underlined in the following excerpt of “Appendix II – Description of
Underlying Funds,” is effective November 6, 2006 - with all references in the prospectus changed accordingly:

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING FMRSM Large Cap Growth Portfolio (formerly,	Seeks growth of capital over the long term.
ING FMRSM Earnings Growth Portfolio) (Class I)

Investment Adviser: Directed Services, Inc.
Investment Subadviser: Fidelity Management &
Research Co.

141672 – ILIAC Income Annuity (SPIA)	1	11/6/06